UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September
30, 2002

Check here if Amendment []; Amendment Number:

This Amendment (check one only):	[] is a restatement,
[] adds new holding
entries

Institutional Investment Manager filing this report:

Name:				GMT Capital Corp
Address:				2100 RiverEdge Parkway, #840
						Atlanta, GA 30328

Form 13F File Number: 	28-05497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:				George E. Case III
Title:				Vice President
Phone:				770-989-8261
Signature,			Place,		and Date of Signing
George E. Case, III		Atlanta, GA	November 12, 2002

			[X] 13F Holding Report
			[ ] 13F Notice
			[ ] 13F Combination Report


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:		None

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total:	$197,453,984.77

List of other Included Managers: 		None



GMT Capital
13F Information Table
September 30, 2002

														Investment	Other		Voting Authority:
Name of Issurer			Class		Cusip		Value			Quantity	Discretion  Managers    Sole/Shared/None

Advanced Tissue Sciences, Inc	Common     00755F103	    124,954.83	  162,279	Sole		None		Sole
American Greetings            Common     026375105      2,496,224.50      155,045	Sole        None        Sole
Aquila, Inc.                  Common     03840P102     15,113,420.00   	3,686,200	Sole        None        Sole
Avanex Corp				Common     05348W109         18,837.50       13,750	Sole        None        Sole
CE Franklin Ltd.              Common     125151100         14,818.00        6,200	Sole        None        Sole
Canadian Natural Resources    Common     136385101     26,229,214.00      827,420	Sole        None        Sole
Cardiogenesis                 Common     14159W109        515,144.70      572,383	Sole        None        Sole
Caremark Rx, Inc.             Common     141705103      9,138,350.00      537,550	Sole        None        Sole
Celanese AG (GR)              Common     D1497A101     11,927,642.58      652,854	Sole        None        Sole
Ciber inc                     Common     17163B102        544,397.00       93,700	Sole        None        Sole
Compucom Systems Inc          Common     204780100      1,478,545.92      256,692	Sole        None        Sole
Computer Associates           Common     204912109        616,281.60       64,196	Sole        None        Sole
Concurrent Computer Corp      Common     206710204        435,480.00      191,000	Sole        None        Sole
Crown Media Holdings Inc      Common     228411104         81,725.00       23,350	Sole        None        Sole
Del Monte Foods               Common     24522P103      2,143,121.72      262,316	Sole        None        Sole
Dole Food Company             Common     256605106     15,808,286.50      544,550	Sole        None        Sole
El Paso Corp                  Common     28336L109      3,037,571.00      367,300	Sole        None        Sole
Flextronics                   Common     Y2573F102        626,085.60       89,800	Sole        None        Sole
Grant Prideco Inc             Common     38821G101      2,064,143.62      241,703	Sole        None        Sole
Healthsouth Corp.             Common     421924101      8,090,010.00      949,400	Sole        None        Sole
Houston Exploration Co.       Common     442120101      2,033,783.50       65,290	Sole        None        Sole
Identix                       Common     451906101      1,407,889.00      236,620	Sole        None        Sole
Internap Network Services     Common     45885A102         11,550.00       55,000	Sole        None        Sole
Interstate Bakeries Corp      Common     46072H108      7,691,217.90      289,470	Sole        None        Sole
Ivax Corp                     Common     465823102     10,929,134.40      890,720	Sole        None        Sole
KLA Tencor Corp               Common     482480100        253,415.80        9,070	Sole        None        Sole
Kmart                         Common     482584109        215,418.70      439,630	Sole        None        Sole
Liberty Media                 Common     530718105     14,517,960.00    2,022,000	Sole        None        Sole
Marvell                       Common     G5876H105      1,139,615.00       71,900	Sole        None        Sole
Matria Healthcare             Common     567817209      3,302,999.70      384,965	Sole        None        Sole
North American Scientific     Common     65715D100        902,171.20      118,240	Sole        None        Sole
Ocular Sciences               Common     675744106      8,841,409.60      378,485	Sole        None        Sole
Oplink Communications         Common     68375Q106         33,959.00       58,550	Sole        None        Sole
Payless Shoesource            Common     704379106      1,550,897.15       28,715	Sole        None        Sole
Qwest Communications          Common     749121109     14,422,012.32    6,325,444	Sole        None        Sole
RF Micro Devices Inc          Common     749941100        576,678.00       96,113	Sole        None        Sole
Rehabilicare                  Common     758944102      1,997,154.60      573,895	Sole        None        Sole
Republic Services, Inc        Common     760759100     14,252,844.00      758,130	Sole        None        Sole
Silicon Image                 Common     82705T102        125,563.00       30,700	Sole        None        Sole
Skechers                      Common     830566105      1,536,321.60      161,040	Sole        None        Sole
Speedway Motorsports Inc      Common     847788106      3,283,341.00      139,420	Sole        None        Sole
Thailand Fund                 Common     882904105        131,708.80       41,680	Sole        None        Sole
Tyson Foods, Inc.             Common     902494103      4,177,623.93      359,211	Sole        None        Sole
Valence                       Common     918914102         15,030.70       21,170	Sole        None        Sole
Vision Sciences Inc. Delaware Common     927912105         47,310.00       57,000	Sole        None        Sole
Vital Signs                   Common     928469105      3,552,721.80      119,580	Sole        None        Sole
                              				197,453,984.77